John Hancock Strategic Income Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R4	Class R5
Management fee	0.34	0.34	0.34	0.34

Distribution and service (12b-1) fees	0.50	0.50	0.15[1]	0.00

Other expenses[2]	0.29	0.22	0.20	0.18

Service plan fee	0.22	0.09	0.08	0.05

Additional expenses	0.07	0.13	0.12	0.13

Total annual fund operating expenses	1.13	1.06	0.69	0.52

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor, based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	115	108	70	53

3 Years	359	337	242	167

5 Years	622	585	429	291

10 Years	1,375	1,294	969	653
John Hancock Strategic Income Fund
Supplement dated 6-5-12 to the current Prospectuses
Effective as of June 29, 2012, John Hancock Strategic Income Fund is changing its name to John Hancock Income Fund. All references to John Hancock Strategic Income Fund will be changed on June 29, 2012 to reflect the Fund’s new name.